Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Warrant Activity

A summary of warrant activity for the period ended March 31, 2021 is presented below:

	Number of	Weighted Average Exercise	Weighted Average
Subject to Exercise	Warrants	Price	Life (Years)
Outstanding as of December 31, 2020	229,601	$5.95	0.34
Granted – 2021	-	-	-
Forfeited/Expired – 2021	(146,342)	-	-
Exercised – 2021	-	-	-
Outstanding as of March 31, 2021	83,259	$14.65	0.43

A summary of warrant activity for the years ended December 31, 2020 and 2019 are presented below:

Subject to Exercise	Number of Warrants	Weighted Average Exercise Price	Weighted Average Life (Years)
Outstanding as of December 31, 2018	845,096	$15.17	2.23
Granted – 2019	-	-	-
Forfeited/Expired – 2019	(332,962)	-	-
Exercised – 2019	-	9.74	2.64
Outstanding as of December 31, 2019	512,134	$4.94	1.40
Granted – 2020	-	-	-
Forfeited/Expired – 2020	(282,533)	-	-
Exercised – 2020	-	-	-
Outstanding as of December 31, 2020	229,601	$5.95	0.34

Schedule of Outstanding Vested and Unexercised Common Stock Warrants

As of March 31, 2021, the Company had outstanding vested and unexercised Common Stock Warrants as follows:

Date Issued	Exercise Price	Number of Warrants	Expiration date
September 2014	$16.20	62,500	August 31, 2021
September 2014	$10.00	11,800	September 18, 2021
September 2014	$10.00	8,959	September 29, 2021

Total outstanding warrants at December 31, 2020		83,259

As of December 31, 2020, the Company had outstanding vested and unexercised Common Stock Warrants as follows:

Date Issued	Exercise Price	Number of Warrants	Expiration date
September 2014	$16.20	62,500	August 31, 2021
September 2014	$10.00	11,800	September 18, 2021
September 2014	$10.00	8,959	September 29, 2021
February 2016	$20.50	146,342	February 23, 2021

Total outstanding warrants at December 31, 2020		229,601